Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 9,111,464.6	$ 131,744.7	₨ 7,376,179.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,873,561.0	41,549.6	2,162,814.4
Wholesale loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,834,466.7	40,984.2	2,116,499.3
Wholesale loans | Labeled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	940.6	13.7	13,502.3
Wholesale loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	38,153.7	551.7	32,812.8
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,237,903.6	90,195.1	5,213,364.6
Retail Loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	102,268.8		75,904.5
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	951,744.2	13,761.5	885,234.7
Retail Loans | Auto loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	13,606.7		8,634.5
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,538,107.4	22,239.8	1,187,127.1
Retail Loans | Personal loans/Credit card | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	15,781.5		10,150.9
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,478,317.8	21,375.3	1,305,219.8
Retail Loans | Retail Business Banking | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	29,945.0		25,547.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	746,288.0	10,790.7	595,813.6
Retail Loans | Commercial vehicle and construction equipment finance | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	11,254.9		6,968.1
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	513,771.6	7,428.7	362,718.1
Retail Loans | Housing loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,157.1		1,899.5
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,009,674.6	14,599.1	877,251.3
Retail Loans | Other Retail | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	29,523.6		22,704.3
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	8,971,042.1	$ 129,714.3	7,267,461.7
Performing | Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,135,634.8		5,137,460.1
Performing | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	938,137.5		876,600.2
Performing | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,522,325.9		1,176,976.2
Performing | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,448,372.8		1,279,672.6
Performing | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	735,033.1		588,845.5
Performing | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	511,614.5		360,818.6
Performing | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 980,151.0		₨ 854,547.0